Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2023		2022		2021
Deferred compensation expense (CHF million)
Share awards	275		293		466
Performance share awards	6	[1]	1	[1]	281
Strategic Delivery Plan	80		235		–
Contingent Capital Awards	(299)	[2]	(4)		194
Transformation Awards	65		–		–
Cash awards	659		623		370
Retention awards	368		170		123
Total deferred compensation expense	1,154		1,318		1,434
Total shares delivered (million)
Total shares delivered	15.8		56.7		55.7
1 Included downward adjustment applied to outstanding performance share awards.
2 CCA cancelled in 2023, resulting in a credit of CHF 0.4 billion.

Additional information
Estimated unrecognized deferred compensation
end of	2023
Estimated unrecognized compensation expense (CHF million)
Share awards	100
Performance share awards	4
Strategic Delivery Plan	23
Transformation Awards	45
Cash awards	215
Retention awards	125
Total	512
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2023				2022			2021
	Number of share awards in million		Weighted- average grant-date fair value in CHF		Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	139.8		8.59		135.3		11.22	115.2	11.82
Granted pre-acquisition	93.4	[1]	1.92	[1]	76.1	[2]	6.21	85.7	11.19
Settled pre-acquisition	(9.3)		8.05		(57.8)		11.26	(50.1)	12.44
Forfeited pre-acquisition	(19.6)		7.46		(13.8)		10.13	(15.5)	11.52
Balance pre-acquisition	204.3		5.67		139.8		8.59	135.3	11.22
Conversion impact: 22.48 CS shares to one UBS share	195.2
Balance post-acquisition	9.1
Granted post-acquisition	10.9
Settled post-acquisition	(1.9)
Forfeited post-acquisition	(2.5)
Balance at end of period	15.6
of which vested	2.1		–		24.1		–	11.8	–
of which unvested	13.5		–		115.7		–	123.5	–
1 Included cancellation of awards as instructed by the Swiss Federal Department of Finance.
2
Included an adjustment for share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Credit Suisse Group AG shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Stock compensation plan | Strategic Delivery Plan
Share-based compensation disclosures
Share-based award activities
Strategic Delivery Plan activities
	2023				2022
	Number of Strategic Delivery Plan awards in million		Weighted- average grant-date fair value in CHF		Number of Strategic Delivery Plan awards in million		Weighted- average grant-date fair value in CHF
Strategic Delivery Plan
Balance at beginning of period	58.8		8.10		–		–
Granted pre-acquisition	(6.2)	[1]	8.09	[1]	62.6	[2]	8.12
Settled pre-acquisition	0.0		8.20		0.0		0.00
Forfeited pre-acquisition	(4.6)		8.13		(3.8)		8.42
Balance pre-acquisition	48.0		8.09		58.8		8.10
Conversion impact: 22.48 CS shares to one UBS share	45.9
Balance post-acquisition	2.1
Forfeited post-acquisition	(0.3)
Balance at end of period	1.8
of which vested	0.6		–		6.8		–
of which unvested	1.2		–		52.0		–
1 Included cancellation of awards as instructed by the Swiss Federal Department of Finance.
2
Included an adjustment for Strategic Delivery Plan awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Credit Suisse Group AG shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Strategic Delivery Plan shares granted.

Stock compensation plan | Transformation Awards [Member]
Share-based compensation disclosures
Share-based award activities
Transformation Awards activities
	2023
	Number of Transformation awards in million		Weighted- average grant-date fair value in CHF
Transformation Awards
Balance at beginning of period	–		–
Granted pre-acquisition	30.3	[1]	1.91	[1]
Forfeited pre-acquisition	0.2		1.91
Balance pre-acquisition	30.5		1.91
Conversion impact: 22.48 CS shares to one UBS share	29.1
Balance post-acquisition	1.4
Forfeited post-acquisition	(0.3)
Balance at end of period	1.1
of which vested	0.2		–
of which unvested	0.9		–
1 Included cancellation of awards as instructed by the Swiss Federal Department of Finance.

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2023				2022				2021
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF		Number of performance share awards in million		Weighted- average grant-date fair value in CHF		Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	42.1		9.93		73.8		11.67		88.0	11.67
Granted pre-acquisition	(5.9)	[1]	8.45	[1]	2.9	[2,3]	(14.47)	[3]	27.4	12.71
Settled pre-acquisition	(4.2)		10.67		(29.7)		11.70		(33.2)	12.50
Forfeited pre-acquisition	(2.8)		10.18		(4.9)		11.00		(8.4)	11.78
Balance pre-acquisition	29.2		10.11		42.1		9.93		73.8	11.67
Conversion impact: 22.48 CS shares to one UBS share	27.9
Balance post-acquisition	1.3
Settled post-acquisition	(0.4)
Forfeited post-acquisition	(0.2)
Balance at end of period	0.7
of which vested	0.3		–		13.5		–		10.4	–
of which unvested	0.4		–		28.6		–		63.4	–
1 Included cancellation of awards as instructed by the Swiss Federal Department of Finance.
2
Included an adjustment for performance share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Credit Suisse Group AG shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

3 Included downward adjustment applied to outstanding performance share awards.